Consolidated Statement of Profit or Loss - USD ($) $ in Thousands				12 Months Ended
	Jan. 01, 2021	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Shipping income
Revenue (Note 4)				$ 419,770	$ 1,210,341	$ 914,711
Gains on disposal of vessels/other tangible assets (Note 8)				15,068	22,728	14,879
Other operating income (Note 4)				10,255	10,112	10,094
Total shipping income				445,093	1,243,181	939,684
Operating expenses
Voyage expenses and commissions (Note 5)				(118,808)	(125,430)	(144,681)
Vessel operating expenses (Note 5)				(220,706)	(218,390)	(218,504)
Charter hire expenses (Note 5)				(9,750)	(7,954)	(604)
Loss on disposal of vessels/other tangible assets (Note 8)				0	(1)	(75)
Depreciation tangible assets (Note 8)				(344,904)	(319,652)	(337,646)
Depreciation intangible assets				(90)	(99)	(56)
General and administrative expenses (Note 5)				(32,408)	(37,333)	(42,515)
Total operating expenses				(726,666)	(708,859)	(744,081)
RESULT FROM OPERATING ACTIVITIES				(281,573)	534,322	195,603
Finance income (Note 6)				14,934	21,496	20,572
Finance expenses (Note 6)				(95,541)	(91,553)	(119,803)
Net finance expenses				(80,607)	(70,057)	(99,231)
Share of profit (loss) of equity accounted investees (net of income tax) (Note 25)				22,976	10,917	16,460
PROFIT (LOSS) BEFORE INCOME TAX				(339,204)	475,182	112,832
Income tax benefit (expense) (Note 7)				427	(1,944)	(602)
PROFIT (LOSS) FOR THE PERIOD				(338,777)	473,238	112,230
Attributable to:
Owners of the company				$ (338,777)	$ 473,238	$ 112,230
Basic earnings per share (Note 14) (in dollars per share)				$ (1.68)	$ 2.25	$ 0.52
Diluted earnings per share (Note 14) (in dollars per share)				$ (1.68)	$ 2.25	$ 0.52
Weighted average number of shares (basic) (Note 14) (in shares)	201,677,981	215,078,497	218,786,812	201,677,981	210,193,707	216,029,171
Weighted average number of shares (diluted) (Note 14) (in shares)				201,773,240	210,206,403	216,029,171

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.